DEPOSITS	12 Months Ended
Dec. 31, 2014
DEPOSITS
DEPOSITS

NOTE 5 - DEPOSITS

Certificates of deposit in denominations of $250 or more, the federally insured limits, were $6,798 and $4,372 at December 31, 2014 and 2013.  Deposit accounts are summarized as follows:

	2014	2013

Passbook accounts	$65,359	$63,871
NOW and checking accounts	31,874	29,079
Money market accounts	6,432	7,189
Certificates of deposit	62,584	64,380

Total deposits	$166,249	$164,519

Scheduled maturities of time certificates at December 31, 2014 are as follows:

2015	$37,943
2016	8,258
2017	5,780
2018	4,318
2019	3,462
Thereafter	2,823

$62,584

Interest expense for the year ended December 31, 2014 and 201 on deposits is summarized as follows:

	2014	2013

NOW	$1	$1
Money market	1	1
Passbook	94	86
Certificates of deposit	571	612

	$667	$700

Non-interest-bearing deposits totaled $20,905 and $18,936 at December 31, 2014 and 2013.  Deposit accounts held by directors and executive officers totaled $841 and $508 at December 31, 2014 and 2013.